Property and Equipment, Net (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2021
Property and Equipment, Net
Depreciation expense	$ 145,300	$ 104,600
Wrote off fully depreciated assets	164,600	0
Accumulated depreciated amount	$ 0	$ 0